CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 113,267	$ 139,751	$ 274,035
Costs and expenses:
Costs of sales and services	96,561	95,209	228,357
Selling, general and administrative	22,573	26,365	45,472
Share-based compensation - selling, general and administrative	0	69	2,876
Loss on settlement		5,600
Finance costs	1,243	2,125	8,415
Credit losses	13,398	34,985	23,923
Reversal of impairment of hydrocarbon, resource properties and property, plant and equipment, net		(188,203)	(8,945)
Exchange differences on foreign currency transactions, net (gain) loss	(3,724)	(4,228)	(12,344)
Total	130,051	(28,078)	312,442
(Loss) income before income taxes	(16,784)	167,829	(38,407)
Income tax (expense) recovery:
Income taxes	(482)	(56,105)	(6,885)
Resource property revenue taxes	(1,137)	487	(1,773)
Resource property (expense) recovery	(1,619)	(55,618)	(8,658)
Net (loss) income for the year	(18,403)	112,211	(47,065)
Net (income) loss attributable to non-controlling interests	(150)	65	(790)
Net (loss) income attributable to owners of the parent company	$ (18,553)	$ 112,276	$ (47,855)
(Loss) earnings per share:
Basic (in dollars per share)	$ (1.48)	$ 8.96	$ (3.81)
Diluted (in dollars per share)	$ (1.48)	$ 8.96	$ (3.81)
Weighted average number of common shares outstanding
- Basic (in shares)	12,543,271	12,534,801	12,544,141
- Diluted (in shares)	12,543,271	12,534,801	12,544,141